Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CET1 capital
CET1 capital, actual capital	$ 5,596,120	$ 5,199,950
CET1 capital, Minimum requirement for capital adequacy	2,232,968	2,158,439
Tier 1 risk-based capital
Tier I risk-based capital, actual capital	6,133,265	5,737,095
Tier I risk-based capital, Minimum requirement for capital adequacy	2,977,291	2,877,919
Total risk-based capital
Total risk-based capital, actual capital	7,282,394	6,622,462
Total risk-based capital, Minimum requirement for capital adequacy	$ 3,969,721	$ 3,837,226
CET1 capital ratio
CET1 capital ratio, actual capital	11.28%	10.84%
CET1 capital ratio, Minimum requirement for capital adequacy	4.50%	4.50%
Tier 1 risk-based capital ratio
Tier I risk-based capital ratio, actual capital	0.1236	0.1196
Tier I risk-based capital ratio, Minimum requirement for capital adequacy	0.0600	0.0600
Total risk-based capital ratio
Total risk-based capital ratio, actual capital	0.1468	0.1381
Total risk-based capital ratio, Minimum requirement for capital adequacy	0.0800	0.0800
Leverage ratio
Leverage ratio, actual capital	0.1012	0.0955
Leverage ratio, Minimum requirement for capital adequacy	0.0400	0.0400
Capital conservation buffer	2.50%
Synovus Bank
CET1 capital
CET1 capital, actual capital	$ 5,953,376	$ 5,657,947
CET1 capital, Minimum requirement for capital adequacy	2,228,165	2,155,437
CET1 capital, to be well capitalized under prompt corrective action provisions	3,218,460	3,113,409
Tier 1 risk-based capital
Tier I risk-based capital, actual capital	5,953,376	5,657,947
Tier I risk-based capital, Minimum requirement for capital adequacy	2,970,886	2,873,916
Tier I risk-based capital, to be well capitalized under prompt corrective action provisions	3,961,182	3,831,887
Total risk-based capital
Total risk-based capital, actual capital	6,970,441	6,373,618
Total risk-based capital, Minimum requirement for capital adequacy	3,961,182	3,831,887
Total risk-based capital, to be well capitalized under prompt corrective action provisions	$ 4,951,477	$ 4,789,859
CET1 capital ratio
CET1 capital ratio, actual capital	12.02%	11.81%
CET1 capital ratio, Minimum requirement for capital adequacy	4.50%	4.50%
CET1 capital ratio, to be well capitalized under prompt corrective action provisions	6.50%	6.50%
Tier 1 risk-based capital ratio
Tier I risk-based capital ratio, actual capital	0.1202	0.1181
Tier I risk-based capital ratio, Minimum requirement for capital adequacy	0.0600	0.0600
Tier I risk-based capital ratio, to be well capitalized under prompt corrective action provisions	0.0800	0.0800
Total risk-based capital ratio
Total risk-based capital ratio, actual capital	0.1408	0.1331
Total risk-based capital ratio, Minimum requirement for capital adequacy	0.0800	0.0800
Total risk-based capital ratio, to be well capitalized under prompt corrective action provisions	0.1000	0.1000
Leverage ratio
Leverage ratio, actual capital	0.0984	0.0944
Leverage ratio, Minimum requirement for capital adequacy	0.0400	0.0400
Leverage ratio, to be well capitalized under prompt corrective action provisions	0.0500	0.0500